Accounting policies, presentation and estimates (Tables)	6 Months Ended
Jun. 30, 2020
Accounting policies, presentation and estimates
Schedule of the key UK economic assumptions made by the Group

Impact of economic assumptions

				Modelled	Adjusted
	Base case	Upside	Downside	severe	severe
	%	%	%	%	%
At 30 June 2020
GDP	0.4	0.8	0.3	(0.4)	(0.8)
Interest rate	0.15	1.06	0.16	0.03	0.03
Unemployment rate	6.0	5.5	7.1	8.1	8.8
House price growth	0.4	4.7	(4.8)	(9.6)	(9.6)
Commercial real estate price growth	(0.6)	2.7	(3.5)	(8.0)	(8.0)

At 31 December 2019
GDP	1.4	1.7	1.2	0.5	n/a
Interest rate	1.25	2.04	0.49	0.11	n/a
Unemployment rate	4.3	3.9	5.8	7.2	n/a
House price growth	1.0	4.8	(3.2)	(7.7)	n/a
Commercial real estate price growth	0.0	1.8	(3.8)	(7.1)	n/a

Economic assumptions – start to peak

				Modelled	Adjusted
	Base case	Upside	Downside	severe	severe
	%	%	%	%	%
At 30 June 2020
GDP	1.9	4.0	1.7	(1.8)	(2.0)
Interest rate	0.25	1.50	0.21	0.10	0.10
Unemployment rate	9.0	8.6	9.2	9.7	12.5
House price growth	2.1	25.8	0.4	0.4	0.4
Commercial real estate price growth	(2.7)	14.8	(2.7)	(2.7)	(2.7)

At 31 December 2019
GDP	7.0	8.6	6.2	2.7	n/a
Interest rate	1.75	2.56	0.75	0.75	n/a
Unemployment rate	4.6	4.6	6.9	8.3	n/a
House price growth	5.2	26.3	(1.9)	(2.3)	n/a
Commercial real estate price growth	0.1	10.4	(0.6)	(1.1)	n/a

Economic assumptions – start to trough

				Modelled	Adjusted
	Base case	Upside	Downside	severe	severe
	%	%	%	%	%
At 30 June 2020
GDP	(19.7)	(19.5)	(19.8)	(20.2)	(26.1)
Interest rate	0.10	0.10	0.08	0.01	0.01
Unemployment rate	3.9	3.9	3.9	3.9	3.9
House price growth	(6.1)	(3.8)	(21.6)	(39.7)	(39.7)
Commercial real estate price growth	(20.0)	(11.5)	(27.2)	(42.3)	(42.3)

At 31 December 2019
GDP	0.4	0.7	0.2	(2.7)	n/a
Interest rate	0.75	0.75	0.35	0.01	n/a
Unemployment rate	3.8	3.4	3.9	3.9	n/a
House price growth	(2.7)	(0.8)	(14.8)	(33.1)	n/a
Commercial real estate price growth	(0.9)	0.3	(17.5)	(30.9)	n/a

Scenarios by year

	2020	2021	2022	2020-22
	%	%	%	%
Base Case
GDP	(10.0)	6.0	3.0	(1.8)
Interest rate	0.10	0.10	0.10	0.10
Unemployment rate	7.2	7.0	5.7	6.7
House price growth	(6.0)	(0.1)	2.9	(3.3)
Commercial real estate price growth	(20.0)	10.0	4.0	(8.5)

Upside
GDP	(9.5)	7.5	3.1	0.3
Interest rate	0.21	1.15	1.42	0.92
Unemployment rate	7.1	6.2	4.9	6.1
House price growth	(3.7)	5.0	9.0	10.2
Commercial real estate price growth	(8.4)	18.6	3.4	12.4

Downside
GDP	(10.2)	5.8	3.1	(2.0)
Interest rate	0.09	0.12	0.19	0.13
Unemployment rate	7.3	7.7	6.8	7.3
House price growth	(8.0)	(6.1)	(4.5)	(17.5)
Commercial real estate price growth	(27.2)	4.0	2.9	(22.1)

Severe downside - Modelled
GDP	(10.9)	3.0	2.2	(6.2)
Interest rate	0.06	0.01	0.02	0.03
Unemployment rate	7.5	8.9	8.4	8.3
House price growth	(9.5)	(11.5)	(11.7)	(29.2)
Commercial real estate price growth	(36.2)	(7.8)	(1.4)	(41.9)

Severe downside - Adjusted
GDP	(17.2)	4.1	5.2	(9.4)
Interest rate	0.06	0.01	0.02	0.03
Unemployment rate	8.0	11.6	9.2	9.6
House price growth	(9.5)	(11.5)	(11.7)	(29.2)
Commercial real estate price growth	(36.2)	(7.8)	(1.4)	(41.9)

Base Case Scenario by Quarter

	2020	2020	2020	2020	2021	2021	2021	2021
	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
	%	%	%	%	%	%	%	%
Base Case
GDP	(1.6)	(19.3)	(10.9)	(8.1)	(4.7)	18.1	7.7	5.1
Interest rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	3.9	7.5	8.5	9.0	8.0	7.4	6.6	6.2
House price growth	2.8	0.9	(2.4)	(6.0)	(6.3)	(4.0)	(1.1)	(0.1)
Commercial real estate price growth	(5.0)	(12.3)	(19.9)	(20.0)	(14.4)	(3.7)	7.7	10.0

Schedule of ECL allowance calculated under each scenario

	Probability-				Severe
	weighted	Upside	Base case	Downside	downside
	£m	£m	£m	£m	£m
UK Mortgages	1,111	773	929	1,264	2,214
Other Retail	2,404	2,208	2,383	2,510	2,741
Commercial Banking	2,479	2,157	2,376	2,661	3,208
Other	226	26	26	27	2,027
At 30 June 2020	6,220	5,164	5,714	6,462	10,190

UK Mortgages	569	317	464	653	1,389
Other Retail	1,521	1,443	1,492	1,564	1,712
Commercial Banking	1,224	1,124	1,167	1,289	1,496
Other	66	66	66	66	66
At 31 December 2019	3,380	2,950	3,189	3,572	4,663

Schedule of sensitivity of ECL to key economic variables

	At 30 June 2020		At 31 December 2019
	10pp increase in HPI	10 pp decrease in HPI	10pp increase in HPI	10 pp decrease in HPI
ECL impact, £m	(149)	185	(110)	147

	At 30 June 2020		At 31 December 2019
	1pp increase in unemployment	1pp decrease in unemployment	1pp increase in unemployment	1 pp decrease in unemployment
ECL impact, £m	294	(276)	141	(143)

Schedule of post model adjustment

		Economic
		outlook	Other
	Modelled	post-model	post-model
	ECL	adjustments	adjustments	Total ECL
	£m	£m	£m	£m
UK Mortgages	803	50	258	1,111
Other Retail	2,008	358	38	2,404
Commercial Banking	2,370	28	81	2,479
Other	26	200	−	226
At 30 June 2020	5,207	636	377	6,220

At 31 December 2019	3,219	−	161	3,380